Retirement Benefit Plans , Actuarial Assumptions and Plan Assets Target Allocations (Detail)	12 Months Ended
	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
U.S. Pension Benefits
Weighted average assumptions - projected benefit obligation:
Discount rate	4.75%	4.55%	5.05%
Rate of compensation increase	3.90%	3.90%	3.80%
Weighted average assumptions - net period benefit cost:
Discount rate	4.55%	5.05%	5.80%
Expected return on plan assets	8.25%	8.25%	8.25%
Rate of compensation increase	3.90%	3.80%	3.80%
Plan Assets Target Allocations
Target allocations	100.00%	100.00%
U.S. Pension Benefits | Equity Securities
Plan Assets Target Allocations
Target allocations	50.00%	50.00%
U.S. Pension Benefits | Debt Securities
Plan Assets Target Allocations
Target allocations	20.00%	20.00%
U.S. Pension Benefits | Other
Plan Assets Target Allocations
Target allocations	30.00%	30.00%
Non-U.S. Pension Benefits
Weighted average assumptions - projected benefit obligation:
Discount rate	3.32%	3.52%	3.98%
Rate of compensation increase	2.80%	2.78%	2.85%
Weighted average assumptions - net period benefit cost:
Discount rate	3.52%	3.98%	4.75%
Expected return on plan assets	4.76%	5.19%	5.82%
Rate of compensation increase	2.78%	2.85%	2.97%
Plan Assets Target Allocations
Target allocations	100.00%	100.00%
Non-U.S. Pension Benefits | Equity Securities
Plan Assets Target Allocations
Target allocations	41.00%	40.00%
Non-U.S. Pension Benefits | Debt Securities
Plan Assets Target Allocations
Target allocations	22.00%	22.00%
Non-U.S. Pension Benefits | Other
Plan Assets Target Allocations
Target allocations	37.00%	38.00%
Post-Retirement Benefits
Weighted average assumptions - projected benefit obligation:
Discount rate	4.75%	4.55%	5.05%
Initial health care cost trend rate pre-65	7.50%	7.75%	7.50%
Initial health care cost trend rate post-65	6.75%	7.00%	7.25%
Weighted average assumptions - net period benefit cost:
Discount rate	4.55%	5.05%	5.80%
Expected return on plan assets	8.25%	8.25%	8.25%
Initial health care cost trend rate pre-65	7.75%	7.50%	7.75%
Initial health care cost trend rate post-65	7.00%	7.25%	7.50%